Inverse NASDAQ-100 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
NASDAQ-100 Index®(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	21.03%	15.30%	19.70%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(36.43%)	(30.83%)	(37.33%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(39.49%)	(32.18%)	(37.94%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(21.55%)	(18.71%)	(13.12%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(38.44%)	(30.96%)	(37.16%)

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The NASDAQ-100 Index® is a modified capitalization-weighted index designed to measure the performance of 100 of the largest Nasdaq-listed non-financial companies. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.